STOCK TRANSACTIONS (Details Narrative) (USD $)	16 Months Ended
	Jun. 30, 2011	Aug. 27, 2013	Jul. 01, 2013	Jun. 30, 2013	Jun. 15, 2013	May 10, 2012	Feb. 28, 2012	Feb. 09, 2012	Jan. 17, 2012	Jan. 03, 2012	Dec. 08, 2011	Dec. 01, 2011	Nov. 21, 2011	Nov. 18, 2011	Oct. 28, 2011	Jul. 01, 2011	May 17, 2011	Nov. 12, 2010	Jun. 10, 2010
Business Combinations [Abstract]
Shares purchase					1,000,000
Exercise price					$ 0.50
Expense				$ 164,335
Shares purchase					500,000
Exercise price					$ 0.50
Expense				82,165
Common stock shares issued		25,000
Value per share		$ 0.50
Expanse		10,000
Shares value		$ 0.40
Common stock shares issued		100,000
Shares value		$ 0.50
Expense		100,000
shares value		$ 1.00
Common stock shares issued			250,000
Shares value			$ 0.50
Expense			182,500
Shares value			$ 0.73
Common stock shares issued			25,000
Shares value			$ 0.50
Expense			19,500
Shares value			$ 0.78
Common stock shares issued						200,000
Exchange cost						88,000
Offering cost						12,000
Increase in authorized common stock shares							74,000,000
Per value							$ 0.001
Increase in authorized common stock shares							249,000,000
Per value							$ 0.001
Shares purchase									3,800,000
Exchange cost									296,000
Cancellation of common stock shares									6,000,000
Common stock shares issued								4,556,800		25,000
Exchange shares								22,784,000
Return shares								6,000,000
Exchange cost										9,000
Offering cost										1,000
Common stock shares issued											105,000
Exchange cost											36,960
Offering cost											5,040
Common stock shares issued												337,500
Exchange cost												118,800
Offering cost												16,200
Common stock shares issued													312,500
Exchange cost													110,000
Offering cost													15,000
Common stock shares issued														187,500
Exchange cost														63,324
Offering cost														11,676
Common stock shares issued															562,500
Exchange cost															198,000
Offering cost															27,000
Units issed																12,500
Price per unit																$ 0.80
Total cost																8,800
Offering cost																1,200
Units issued																	25,000
Price per unit																	$ 0.80
Total cost																	18,000
Offering cost																	2,000
Price per share																	$ 0.80
Common stock shares issued																		1,250,000
Exchange cost																		160,000
Offering cost																		40,000
Inccured additional cost																		19,000
Common stock shares issued																			8,250,000
Common stock value																			6,600
Restricted common shares issued	17,375,000
Stocks value	$ 13,900